12. Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Computed expense at statutory rates	$ 1,448,808	$ 1,298,059
Tax exempt interest & BOLI	(379,715)	(382,943)
Disallowed interest	20,169	20,786
Partnership tax credits	(1,260,200)	(704,826)
New markets tax credit amortization expense	26,177	0
Other	5,273	3,200
Total income tax (benefit) expense	$ (139,488)	$ 234,276